UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors Pennsylvania Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Invcstments 97.8%
Pennsylvania 76.6%
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, First Energy, Series B, 3.94% *, 12/1/2041, Barclays Bank PLC (a)	150,000	150,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 4.12% *, 12/1/2020, First Tennessee Bank (a)	345,000	345,000
Dallastown, PA, General Obligation, Area School District, 3.93% *, 2/1/2018 (b)	100,000	100,000

Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 3.97% *, 1/1/2026 (b)	200,000	200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 3.91% *, 8/1/2016, National Australia Bank (a)	200,000	200,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 4.08% *, 2/1/2018, National City Bank (a)	415,000	415,000
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 3.94% *, 8/15/2041, Wachovia Bank NA (a)	150,000	150,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 4.13% *, 6/1/2031	200,000	200,000
Lehigh County, PA, General Purpose Authority Revenues, Lehigh Valley Hospital, Series A, 3.99% *, 7/1/2028 (b)	190,000	190,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 4.02% *, 2/1/2021, Wachovia Bank NA (a)	300,000	300,000
Montegomery County, PA, Series 94-B, 3.52%, 2/1/2007	340,000	340,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 4.08% *, 11/1/2041, Morgan Guaranty Trust (a)	60,000	60,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.97% *, 1/1/2024	440,000	440,000
Philadelphia, PA, Authority for Industrial Development Revenues, Fox Chase Cancer Center Project, 3.99% *, 7/1/2025, Morgan Guaranty Trust (a)	200,000	200,000
Red Lion, PA, General Obligation, Area School District, 3.91% *, 5/1/2024 (b)	200,000	200,000
Somerset County, PA, Industrial Development Authority Revenue, Welding & Steel, AMT, 4.03% *, 3/2/2015, National City Bank of PA (a)	50,000	50,000

		3,540,000
Georgia 2.2%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series C, 3.99% *, 1/1/2018 (b)	100,000	100,000
Illinois 4.8%
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 4.06% *, 7/1/2026	200,000	200,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series 89Z, 144A, 3.98% *, 12/15/2036 (b)	20,000	20,000

		220,000
Ohio 2.2%
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 4.2% *, 12/1/2019, National City Bank (a)	100,000	100,000
Puerto Rico 4.5%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.92% *, 10/1/2008	100,000	100,000
Commonwealth of Puerto Rico, Series 813-D, 144A, 3.9% *, 7/1/2020 (b)	110,000	110,000

		210,000
Utah 4.3%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.95% *, 5/15/2036	200,000	200,000
Washington 3.2%
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 4.1% *, 3/1/2041, Bank of America NA (a)	150,000	150,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,520,000)	97.8	4,520,000
Other Assets and Liabilities, Net	2.2	102,164

Net Assets	100.0	4,622,164

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Assurance Corp.	4.2
Financial Guaranty Insurance Company	6.6
Financial Security Assurance	4.4
Municipal Bond Investors Assurance	5.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Pennsylvania Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Pennsylvania Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007